Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Increase Decrease In Unfunded status	$ (10,000)
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	$ 327,867	$ 348,914	$ 202,485
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-Term Rate of Return on Plan Assets	5.00%	7.25%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,100	$ 1,600
Diversified Mix of Return-seeking Investments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	28.00%
Fixed Income Investment [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	72.00%